Income Taxes - Schedule of Tax Years of Major Tax Jurisdictions Subject to Examination (Parenthetical) (Detail) (Canada [Member])	12 Months Ended
Dec. 31, 2014
Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2010
Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2014
Certain Items [Member] | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2005
Certain Items [Member] | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2009